Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment
Property and Equipment

4. PROPERTY AND EQUIPMENT

        Property and equipment consisted of the following:

	December 31,
	2012	2013
Laboratory equipment	$1,853,685	1,853,685
Computers and software	416,606	509,109
Office equipment and furniture	185,044	193,781
Leasehold improvements	1,680,125	1,718,922

Total property and equipment	4,135,460	4,275,497
Less accumulated depreciation and amortization	(3,225,659)	(3,932,438)

Property and equipment, net	$909,801	$343,059

        Depreciation and amortization expense was $787,522 and $706,779 for the years ended December 31, 2012 and 2013, respectively.